Long-Term Debt - Schedule of Interest Expense, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Amortization of deferred financing costs and debt issuance discount	$ 11.7	$ 10.3	$ 13.2
Capital lease obligations	5.7	6.4	8.2
Other	0.9	1.7	2.7
Interest income	(3.7)	(2.6)	(1.1)
Interest expense, net	279.7	200.0	223.8
Interest Rate Caps [Member]
Debt Instrument [Line Items]
Interest expense	7.1	6.8	4.2
Tranche A Term Loans [Member]
Debt Instrument [Line Items]
Interest expense	23.9	26.3	7.1
Tranche B Term Loans [Member]
Debt Instrument [Line Items]
Interest expense	23.6	26.6	7.1
2014 Credit Facility [Member]
Debt Instrument [Line Items]
Interest expense	54.8
Secured Term Loan - USD Tranche [Member]
Debt Instrument [Line Items]
Interest expense			51.2
Secured Term Loan - Euro Tranche [Member]
Debt Instrument [Line Items]
Interest expense			8.8
2014 Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	31.1
Tim Hortons [Member]
Debt Instrument [Line Items]
Interest expense	1.8
Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	74.3	78.5	78.6
2011 Discount Notes [Member]
Debt Instrument [Line Items]
Interest expense	$ 48.5	$ 46.0	$ 43.8